Income Taxes - Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income tax relating to components of other comprehensive income [abstract]
Current income tax expense (recovery) related to LTIs - common shares held	$ 4,190	$ 0	$ 4,190	$ 0
Deferred income tax expense (recovery) related to LTIs - common shares held	(2,863)	(6,044)	(2,766)	(2,090)
Income tax expense (recovery) recognized in OCI	$ 1,327	$ (6,044)	$ 1,424	$ (2,090)